INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 9 — INCOME TAXES

The Company accounts for income taxes under ASC Topic 740: Income Taxes which requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards.  ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. The Company has a net operating loss carryforward for tax purposes totaling approximately $75.7 million at December 31, 2017, expiring through the year 2037. Internal Revenue Code Section 382 places a limitation on the amount of taxable income that can be offset by carryforwards after certain ownership shifts.

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Tax benefit computed at “expected” statutory rate	$(4,452,130)	$(5,316,096)
State income taxes, net of benefit	—	—
Permanent differences:
Stock based compensation and consulting	199,654	629,133
Other	7,888	155,300
Change in Tax Rates	14,086,726	—
Increase (decrease) in valuation allowance	(9,842,138)	4,531,663
Net income tax benefit	$-	$-

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Computed “expected” tax expense (benefit)	(34.0)%	(34.0)%
State income taxes	0%	0%
Permanent differences	1.58%	5.02%
Change in Tax Rates	107.58%	—%
Change in valuation allowance	(75.16)%	28.98%
Effective tax rate	0.0%	0.0%

On December 22, 2017 the United States (“U.S.”) Government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act establishes new tax laws effective January 1, 2018 including but not limited to, (1) reduction of U.S. federal corporate tax rate to 21 percent; (2) the elimination of the corporate alternative minimum tax (AMT) and refunding of existing AMT credit carryforwards ; (3) limitations on deductible interest expense; (4) the repeal of the of the domestic production activity deduction (DPAD); and (5) limitations on net operating losses (NOL’s) generated after December 31, 2017 to 80 percent of taxable income. The NOL’s generated in 2018 and beyond are to be carried forward indefinitely with no carryback.

The Company is subject to the provisions of ASC 740-10 which requires that the effect on deferred tax assets and liabilities of a change in tax rates be recognized in the period the tax rate change was enacted. The carrying value of our U.S. deferred taxes is determined by the enacted U.S. corporate income tax rate. Consequently, the reduction in the U.S. corporate income tax rate impacts the carrying value of our deferred tax assets. Under the new corporate income tax rate of 21%, the net deferred tax asset position will decrease as will the related valuation allowance.

The Company has not completed its assessment for the income tax effects of the Tax Act but has recorded reasonable estimates of the effects. Further analysis could potentially affect the measurement of deferred tax balances or potentially give rise to new deferred tax amounts.

The Company has a deferred tax asset which is summarized as follows at December 31, 2017 and 2016:

Deferred tax assets:

	December 31, 2017	December 31, 2016
Net operating loss carryover	$15,896,934	$21,486,659
Stock based compensation	2,782,257	4,422,167
Depreciable and depletable assets	(16,203)	(212,727)
Mining explorations	3,144,263	5,390,018
Capital loss carryforward	915,886	1,482,865
Other	32,346	28,639
Less: valuation allowance	(22,755,483)	(32,597,621)
Net deferred tax asset	$—	$—

After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance at December 31, 2017, due to the uncertainty of realizing the deferred income tax assets. The valuation allowance was decreased by approximately $9.8 million.